Cash - Schedule of Cash Consist (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Consist [Abstract]
Cash on hand	$ 122,231	$ 72,839
Cash at bank	576,008	3,603,543
Cash	$ 698,239	$ 3,676,382